Fair Value Disclosures (Details 3) (Level 2, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value of impaired loans	$ 117	$ 96	$ 58